Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of borrowings of the scilex notes consisted
Borrowings of the Scilex Notes consisted of the following (in thousands):

December 31, 2021
Principal	$133,997
Unamortized debt discount	(30,597)
Unamortized debt issuance costs	(2,228)

Carrying value	101,172
Current portion	(29,135)

Long term portion	72,037

Estimated fair value	$115,400